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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       9/30/2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         LONGVIEW ASSET MANAGEMENT, LLC
                  (f/k/a LONGVIEW MANAGEMENT GROUP, LLC)
                 ------------------------------------------------
   Address:      222 N. LASALLE STREET, #2000, CHICAGO, IL  60601
                 ------------------------------------------------

                 ------------------------------------------------

                 ------------------------------------------------

Form 13F File Number: 28-4651
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Angela Newhouse
         -------------------------------
Title:   Investment Information Manager
         -------------------------------
Phone:   312-236-6300
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Angela Newhouse            Chicago, Illinois    11/12/2007
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:         17
                                        --------------------

Form 13F Information Table Value Total:     $3,451,486
                                        --------------------
                                            (thousands)


The confidential portion of this Form 13F has been omitted and filed separately with the SEC.

List of Other Included Managers:

NONE

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                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ----------   -------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS    SOLE  SHARED  NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ----------   ----- ------- -----
AETNA INC NEW                   COM       00817Y108     4,805     88,538   SH             SOLE                 88,538
ALLSTATE CORP                   COM       020002101       212      3,708   SH             SOLE                  3,708
AMERICAN INTL GROUP INC         COM       026874107     3,285     48,561   SH             SOLE                 48,561
BAXTER INTL INC                 COM       071813109       270      4,800   SH             SOLE                  4,800
BOEING CO                       COM       097023105       347      3,298   SH             SOLE                  3,298
DEVON ENERGY CORP NEW           COM       25179M103       483      5,800   SH             SOLE                  5,800
GENERAL DYNAMICS CORP           COM       369550108 2,815,247 33,328,365   SH             SOLE             33,328,365
GENERAL ELECTRIC CO             COM       369604103       948     22,908   SH             SOLE                 22,908
HILTON HOTELS CORP              COM       432848109     2,642     56,840   SH             SOLE                 56,840
HONEYWELL INTL INC              COM       438516106       238      4,000   SH             SOLE                  4,000
HOSPIRA INC                     COM       441060100     1,036     25,000   SH             SOLE                 25,000
JP MORGAN CHASE & CO            COM       46625H100     9,015    196,746   SH             SOLE                196,746
LABORATORY CORP AMER HLDGS      COM NEW   50540R409   578,239  7,391,515   SH             SOLE              7,391,515
MEDIS TECHNOLOGIES LTD          COM       58500P107    30,814  2,370,285   SH             SOLE              2,370,285
MICROSOFT CORP                  COM       594918104     2,802     95,082   SH             SOLE                 95,082
PROCTER & GAMBLE CO             COM       742718109       306      4,352   SH             SOLE                  4,352
US BANCORP DEL                  COM NEW   902973304       797     24,502   SH             SOLE                 24,502


TOTAL                                               3,451,486 43,674,300                                   43,674,300